Lease financings (Tables)	6 Months Ended
Jun. 30, 2024
Lease Financings
Lease financings - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2025	$2,731
June 30, 2026	2,731
June 30, 2027	2,731
June 30, 2028	2,731
June 30, 2029	4,383
June 30, 2030 and thereafter	1,364
Total bareboat lease minimum payments	$16,671
Unamortized lease issuance costs	(73)
Total bareboat lease minimum payments, net	$16,598
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	13,867